Regulatory Matters (Narrative) (Details) $ in Millions								1 Months Ended		12 Months Ended
	Jul. 09, 2019 USD ($)	Mar. 31, 2019 USD ($)	Oct. 08, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 22, 2017 USD ($)	Nov. 27, 2017	Jul. 21, 2017 USD ($) mi kW	Dec. 31, 2018 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016	May 30, 2019 USD ($)	Jun. 13, 2018 USD ($)	Jun. 12, 2018 USD ($)	Apr. 05, 2018 USD ($)
Public Utilities, General Disclosures [Line Items]
U.S. federal statutory rate										21.00%	35.00%	35.00%
DCRF increase													$ 25	$ 15	$ 19	$ 19
Decrease in revenue requirement								$ 181		$ 181
Annual rate reductions related to reduction in income taxes										144
Reduction related to amortization of excess deferred income taxes			$ 140	$ 79						37
Tax Cuts and Jobs Act, Income Tax Expense (Benefit)										144
Reduction to income tax expense related to amortization of excess deferred federal income taxes										$ 75
Refund of tax rate differential								$ 73
Increase (decrease) in liability for deferred income taxes					$ 3
Authorized return on equity						9.80%				10.25%
Increase in regulatory liabililty		$ 9							$ 6
Sharyland Merger Agreement [Member]
Public Utilities, General Disclosures [Line Items]
Transmission of assets							$ 383
Number of assets transferred in circuit miles | mi							517
Power of number of transmission lines transferred | kW							345
Subsequent Event [Member]
Public Utilities, General Disclosures [Line Items]
Net operating cost savings	$ 16
Authorized under-recovery reconciliation costs	$ 6